LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012 OF

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information:

Effective January 1, 2013, the fund will be renamed Permal Tactical Allocation Fund.

Please retain this supplement for future reference.

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